Operating Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Right-of-use operating lease assets	$ 53,500,000	$ 61,600,000
Operating lease liabilities	75,600,000	86,100,000
Impairment of lease assets	$ 0	$ 0	$ (6,700,000)